EQUIPMENT - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 2,785,582	$ 2,582,163	$ 2,262,573
Accumulated Amortization	2,185,455	2,011,788	1,856,849
Net Book Value	600,127	570,375	405,724
Exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,067,077	2,034,869	1,805,789
Accumulated Amortization	1,682,822	1,591,813	1,472,127
Net Book Value	384,255	443,056	333,662
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	718,505	547,294	456,784
Accumulated Amortization	502,633	419,975	384,722
Net Book Value	$ 215,872	$ 127,319	$ 72,062